Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Income Statement Parenthetical [Abstract]
Provision for (Benefit from) Income Taxes on Income (Loss) from Discontinued Operations	$ (10.8)	$ 1.2	$ 29.9
Provision for (Benefit From) Income Taxes on Gain (Loss) on Disposal of Discontinued Operations	$ (33.2)	$ 190.3	$ 1.5